Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

Note 6: - Cash and Cash Equivalents

	December 31,
	2022	2021
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$31,411	$15,371
Cash equivalents in NIS deposits (1)	2,847	3,216
Total Cash and Cash Equivalents	$34,258	$18,587

(1)	The deposits bear interest of 2.85%-3.8% per year, as of December 31, 2022 and 0.28% per year, as of December 31, 2021.